Income Taxes - Deferred Income Tax Assets (Liabilities) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets related to uncertain tax positions	$ 1.2	$ 1.9